Pension and Other Employee Benefits - Summary of Plan Assets of Defined Benefit Pension Plans (Detail) - Defined Benefit Plan Assets [Member] - PHP (₱) ₱ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Fair Value Of Plan Assets [Line Items]
Noncurrent Financial Assets	₱ 13,978	₱ 15,876
Current Financial Assets	441	418
Plan Assets of Defined Benefit Pension Plans	14,522	16,291
Less: Employee’s share, forfeitures and mandatory reserve account	1,342	1,196
Total Plan Assets of Defined Contribution Plans	3,611	3,485
Smart and Subsidiaries [Member] | Non-current Financial Assets [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	4,736	3,270
Smart and Subsidiaries [Member] | Current Financial Assets [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	4,953	4,681
Parent [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	14,419	16,294
Subsidiaries [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	103	(3)
Unquoted Equity Investments [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Noncurrent Financial Assets	9,439	13,509
Shares of Stocks [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Noncurrent Financial Assets	2,017	1,913
Corporate Bonds and Loans Receivable [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Noncurrent Financial Assets	2,287	318
Mutual Funds [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Noncurrent Financial Assets	225	7
Government Securities [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Noncurrent Financial Assets	10	129
Cash and Cash Equivalent [member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Current Financial Assets	399	410
Cash and Cash Equivalent [member] | Smart and Subsidiaries [Member] | Current Financial Assets [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	217	1,411
Receivables [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Current Financial Assets	42	8
Receivables [Member] | Smart and Subsidiaries [Member] | Current Financial Assets [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	217	1,411
Domestic Fixed Income Investment [Member] | Smart and Subsidiaries [Member] | Non-current Financial Assets [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	2,471	2,152
Domestic Equities Investment [Member] | Smart and Subsidiaries [Member] | Non-current Financial Assets [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	613	676
International Equities Investment [Member] | Smart and Subsidiaries [Member] | Non-current Financial Assets [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	723
International Fixed Income Investment [Member] | Smart and Subsidiaries [Member] | Non-current Financial Assets [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	259	222
Philippine Foreign Currency Bonds Investment [Member] | Smart and Subsidiaries [Member] | Non-current Financial Assets [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	₱ 670	₱ 220